Share-Based Compensation - PSUs movement (Details) - PSUs $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments	501,444
Vested during the year | EquityInstruments	(501,444)
Outstanding at end of the year | EquityInstruments		501,444
Weighted average contractual life
Weighted average contractual life		2 years 3 months
Aggregate fair value
Outstanding at the beginning of the year | $	$ 1,759
Vested during the year | $	$ (1,759)
Outstanding at the end of the year | $		$ 1,759